Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6.0	$ 2.7	$ 1.7
Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period of Intangible assets	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period of Intangible assets	20 years